Environmental Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Undiscounted environmental liabilities	$ 206	$ 224
Increase (decrease) of environmental liability due to revaluation adjustment	$ 8	9
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 142	158
Increase (decrease) of environmental liability due to revaluation adjustment	1	(1)
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	64	66
Increase (decrease) of environmental liability due to revaluation adjustment	$ 7	$ 10